UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08459

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:          Schedule of Investments

Credit Suisse International Focus Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.6%)
Brazil (0.9%)
Oil & Gas (0.9%)
Petroleo Brasileiro SA - Petrobras ADR	26,000	$2,306,200

TOTAL BRAZIL		2,306,200

Denmark (1.1%)
Pharmaceuticals (1.1%)
Novo Nordisk AS Series B	32,659	2,809,012

TOTAL DENMARK		2,809,012

France (15.4%)
Banks (3.6%)
BNP Paribas§	35,094	3,918,671
Societe Generale§	29,136	5,156,604
		9,075,275

Beverages (2.4%)
Pernod Ricard SA§	29,806	6,101,403
Insurance (2.5%)
Axa§	146,868	6,209,578

Media (1.8%)
Lagardere S.C.A.§	58,562	4,611,632
Oil & Gas (1.4%)
Total SA§	50,681	3,434,553

Pharmaceuticals (1.0%)
Sanofi-Aventis§	29,769	2,615,508

Textiles & Apparel (2.7%)
LVMH Moet Hennessy Louis Vuitton SA§	62,810	6,632,583

TOTAL FRANCE		38,680,532

Germany (6.8%)
Auto Components (1.8%)
Continental AG	36,248	4,397,014

Electric Utilities (1.9%)
E.ON AG	34,900	4,748,024

Multi-Utilities (1.9%)
RWE AG	44,795	4,676,567

Software (1.2%)
SAP AG	67,296	3,109,688

TOTAL GERMANY		16,931,293

Greece (2.1%)
Diversified Telecommunication Services (2.1%)
Hellenic Telecommunications Organization SA (OTE)*	178,310	5,312,368

TOTAL GREECE		5,312,368

India (2.0%)
Diversified Telecommunication Services (2.0%)
Bharti Airtel, Ltd.*	310,443	4,948,231

TOTAL INDIA		4,948,231

Israel (1.4%)
Pharmaceuticals (1.4%)
Teva Pharmaceutical Industries, Ltd. ADR§	100,000	3,510,000

TOTAL ISRAEL		3,510,000

Italy (4.0%)
Banks (2.8%)
Intesa Sanpaolo*§	733,878	5,531,212

	Number of Shares	Value

COMMON STOCKS
Italy
Banks
UniCredito Italiano SpA	159,837	$1,480,348
		7,011,560

Oil & Gas (1.2%)
Eni SpA	91,442	2,938,411

TOTAL ITALY		9,949,971

Japan (16.9%)
Automobiles (1.5%)
Toyota Motor Corp.	55,700	3,657,781

Banks (3.3%)
Mitsubishi UFJ Financial Group, Inc.	257	3,111,199
Mizuho Financial Group, Inc.	717	5,176,183
		8,287,382

Chemicals (3.2%)
Kuraray Company, Ltd.	278,500	3,356,448
Shin-Etsu Chemical Company, Ltd.	73,400	4,776,242
		8,132,690

Diversified Financials (2.0%)
Daiwa Securities Group, Inc.	403,000	4,946,657

Electronic Equipment & Instruments (1.6%)
Omron Corp.	151,300	4,083,057

Household Products (1.5%)
Uni-Charm Corp.	69,200	3,739,863

Machinery (2.0%)
Komatsu, Ltd.	235,000	4,977,035

Specialty Retail (1.8%)
Yamada Denki Company, Ltd.§	55,800	4,635,638

TOTAL JAPAN		42,460,103

Luxembourg (1.1%)
Energy Equipment & Services (1.1%)
Acergy SA*§	135,314	2,635,594

TOTAL LUXEMBOURG		2,635,594

Mexico (1.8%)
Wireless Telecommunication Services (1.8%)
America Movil SA de CV ADR Series L	103,200	4,577,952

TOTAL MEXICO		4,577,952

Netherlands (4.2%)
Banks (1.8%)
ABN AMRO Holding NV	144,481	4,627,089

Food Products (1.2%)
Royal Numico NV§	55,864	2,957,987

Oil & Gas (1.2%)
Royal Dutch Shell PLC Class A§	88,500	2,975,691

TOTAL NETHERLANDS		10,560,767

Norway (4.3%)
Banks (1.7%)
DNB NOR ASA	286,800	4,313,698

Construction & Engineering (1.5%)
Aker Kvaerner ASA	33,023	3,741,896

Oil & Gas (1.1%)
Prosafe ASA	172,541	2,695,282

TOTAL NORWAY		10,750,876

	Number of Shares	Value

COMMON STOCKS
Singapore (1.9%)
Banks (1.9%)
United Overseas Bank, Ltd.	376,556	$4,643,088

TOTAL SINGAPORE		4,643,088

South Korea (1.5%)
Machinery (1.5%)
Samsung Heavy Industries Company, Ltd.§	171,170	3,793,981

TOTAL SOUTH KOREA		3,793,981

Spain (0.9%)
Tobacco (0.9%)
Altadis SA	43,312	2,322,715

TOTAL SPAIN		2,322,715

Sweden (1.7%)
Communications Equipment (1.7%)
Telefonaktiebolaget LM Ericsson	1,051,000	4,171,695

TOTAL SWEDEN		4,171,695

Switzerland (5.1%)
Banks (3.3%)
Julius Baer Holding, Ltd.	28,275	3,390,727
UBS AG	78,742	4,933,384
		8,324,111

Pharmaceuticals (1.8%)
Novartis AG	77,657	4,462,596

TOTAL SWITZERLAND		12,786,707

Taiwan (1.2%)
Diversified Telecommunication Services (1.2%)
Chunghwa Telecom Company, Ltd. ADR	147,735	3,059,592

TOTAL TAIWAN		3,059,592

United Kingdom (21.3%)
Aerospace & Defense (1.5%)
BAE Systems PLC	470,600	3,864,363

Banks (5.5%)
Barclays PLC	242,740	3,528,529
HSBC Holdings PLC§	317,800	5,799,049
Royal Bank of Scotland Group PLC	109,211	4,382,992
		13,710,570

Beverages (1.7%)
SABMiller PLC	185,739	4,208,806

Commercial Services & Supplies (0.6%)
Hays PLC	447,358	1,386,625

Food & Drug Retailing (1.4%)
Tesco PLC	440,403	3,615,670

Metals & Mining (3.0%)
BHP Billiton PLC	229,069	4,298,075
Vedanta Resources PLC	143,048	3,261,994
		7,560,069

Oil & Gas (1.7%)
BP PLC	396,937	4,182,753

Pharmaceuticals (3.0%)
AstraZeneca PLC	48,240	2,690,697
GlaxoSmithKline PLC	179,565	4,830,548
		7,521,245

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Tobacco (1.5%)
Imperial Tobacco Group PLC	94,392	$3,826,460

Wireless Telecommunication Services (1.4%)
Vodafone Group PLC	1,239,652	3,613,908

TOTAL UNITED KINGDOM		53,490,469

TOTAL COMMON STOCKS (Cost $167,973,401)		239,701,146

SHORT-TERM INVESTMENTS (22.4%)
State Street Navigator Prime Portfolio§§	45,541,700	45,541,700
	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 2/01/07	$10,706	10,706,000

TOTAL SHORT-TERM INVESTMENTS (Cost $56,247,700)		56,247,700

TOTAL INVESTMENTS AT VALUE (118.0%) (Cost $224,221,101)		295,948,846

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.0%)		(45,215,615)

NET ASSETS (100.0%)		$250,733,231

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $224,221,101, $74,151,567, $(2,423,823) and $71,727,744, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE INTERNATIONAL FOCUS FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007